Capital structure and financial items - Financial income and expenses - Financial impact from forward contracts (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Change in value of forward elements of forward contracts [abstract]
Income/(loss) transferred from other comprehensive income	kr (5,763)	kr 1,612	kr 1,026
Realised fair value adjustment of transferred contracts	9,860	(2,903)	214
Unrealised fair value adjustments of forward contracts	317	4,558	(540)
Realised foreign exchange gain/(loss) on forward contracts	(6,718)	1,091	644
Financial income/(expense) from forward contracts	kr (2,304)	kr 4,358	kr 1,344